Net Earnings Per Share From Continuing Operations	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Net Earnings Per Share From Continuing Operations
NET EARNINGS PER SHARE FROM CONTINUING OPERATIONS
Basic net earnings per share (“EPS”) from continuing operations is calculated by dividing net earnings from continuing operations by the weighted average number of common shares outstanding for the applicable period. Diluted net EPS from continuing operations is computed based on the weighted average number of common shares outstanding increased by the number of additional shares that would have been outstanding had the potentially dilutive common shares been issued and reduced by the number of shares the Company could have repurchased with the proceeds from the issuance of the potentially dilutive shares. For each of the years ended December 31, 2014, 2013 and 2012, approximately 2 million options to purchase shares were not included in the diluted earnings per share calculation as the impact of their inclusion would have been anti-dilutive.
Information related to the calculation of net earnings from continuing operations per share of common stock is summarized as follows ($ and shares in millions, except per share amounts):

For the Year Ended December 31, 2014:	Net Earnings from Continuing Operations (Numerator)	Shares (Denominator)	Per Share Amount
Basic EPS	$2,543.1	702.2	$3.62
Adjustment for interest on convertible debentures	3.3	—
Incremental shares from assumed exercise of dilutive options and vesting of dilutive RSUs	—	9.1
Incremental shares from assumed conversion of the convertible debentures	—	4.8
Diluted EPS	$2,546.4	716.1	$3.56

For the Year Ended December 31, 2013:
Basic EPS	$2,590.6	696.0	$3.72
Adjustment for interest on convertible debentures	3.3	—
Incremental shares from assumed exercise of dilutive options and vesting of dilutive RSUs	—	8.7
Incremental shares from assumed conversion of the convertible debentures	—	6.3
Diluted EPS	$2,593.9	711.0	$3.65

For the Year Ended December 31, 2012:
Basic EPS	$2,181.3	693.4	$3.15
Adjustment for interest on convertible debentures	5.7	—
Incremental shares from assumed exercise of dilutive options and vesting of dilutive RSUs	—	9.8
Incremental shares from assumed conversion of the convertible debentures	—	9.9
Diluted EPS	$2,187.0	713.1	$3.07